Mercedes-Benz Auto Receivables
T
rust 2020-1

Amounts in USD
Investor Report
Collection Period Ended
31-May-2024
Dates
31-May-2024
Actual/360 Days
33
30/360 Days
30
17-Jun-2024
15-Jun-2024
Collection Period No.
48
Collection Period (from... to)
Determination Date
Record Date
Distribution Date
Interest Period of the Clas
s
A-1 Notes (from... to)
Interest Period of the Clas
s
A-2, A-3 an
d
A-4 Notes (from... to)
1-May-2024
13-Jun-2024
14-Jun-2024
17-Jun-2024
15-May-2024
15-May-2024
Summary
Beginning
Balance
0.00
0.00
0.00
36,562,951.49
Principal
Payment
0.00
0.00
0.00
6,170,546.50
Ending
Balance
0.00
0.00
0.00
30,392,404.99
Clas
s
A-1
Notes
Clas
s
A-2
Notes
Clas
s
A-3
Notes
Clas
s
A-4 Notes
Principal per $1000
Fac
e
Amount
0.000000
0.000000
0.000000
77.112553
Initial
Balance
278,000,000.00
351,600,000.00
351,600,000.00
80,020,000.00
Note
Factor
0.000000
0.000000
0.000000
0.379810
36,562,951.49
30,392,404.99
6,170,546.50
T
otal Note Balance
1,061,220,000.00
Overcollateralization
Adjusted Pool Balance
Y
ield Supplement Overcollateralizatio
n
Amount
Pool Balance
27,211,147.07
63,774,098.56
1,420,908.80
65,195,007.36
27,211,147.07
57,603,552.06
1,241,865.80
58,845,417.86
27,225,882.84
1,088,445,882.84
36,332,043.60
1,124,777,926.44
Initial
Overcollateralizatio
n
Amount
T
arget
Overcollateralizatio
n
Amount
Current Overcollateralizatio
n
Amount
Amount
Percentage
2.50%
2.50%
2.50%
27,225,882.84
27,211,147.07
27,211,147.07
Clas
s
A-1
Notes
Clas
s
A-2
Notes
Clas
s
A-3
Notes
Clas
s
A-4 Notes
Interest
Rate
0.262750%
0.460000%
0.550000%
0.770000%
Interest Payment
0.00
0.00
0.00
23,461.23
Interest per
$1000 Fac
e
Amount
0.000000
0.000000
0.000000
0.293192
Interest & Principal
Payment
0.00
0.00
0.00
6,194,007.73
Interest & Principal Payment
per $1000 Fac
e
Amount
0.000000
0.000000
0.000000
77.405745
$6,194,007.73
T
otal
$23,461.23

Mercedes-Benz Auto Receivables
T
rust 2020-1

Amounts in USD
Investor Report
Collection Period Ended
31-May-2024
A
vailable Collections
Reserve Fund Dra
w
Amount
A
vailable Funds
Purchas
e
Amounts
Advances made by the Servicer
Investment Earnings
Principal Collections
Interest Collections
Net Liquidation Proceeds
Recoveries
6,608,679.39
0.00
6,608,679.39
6,233,946.74
221,411.63
46,268.36
30,293.46
26,900.85
0.00
49,858.35
(1)
T
otal Servicing Fee
Nonrecoverabl
e
Advances to the Servicer
(2)
T
otal Trustee Fees and an
y
Asset Representations Reviewer
fees (max. $250,000 p.a.)
54,329.17
0.00
0.00
23,461.23
0.00
0.00
6,170,546.50
0.00
0.00
(3) Interest Distributabl
e
Amount Clas
s
A Notes
(4) Priority Principal Distributabl
e
Amount
(5)
T
o Reserve Fund to reach the Reserve Fund Require
d
Amount
(6) Regular Principal Distributabl
e
Amount
(7) Additional Servicing Fee and Transition Costs
(8)
T
otal Trustee Fees and an
y
Asset Representations Reviewer
fees [not previously paid under (2)]
(9) Excess Collections to Certificateholders
T
otal Distribution
6,608,679.39
360,342.49
Distributions
A
vailable Funds
Distribution Detail
Paid
Shortfall
Due
T
otal Servicing Fee
T
otal Trustee Fee
54,329.17
0.00
0.00
0.00
54,329.17
0.00
Monthly Interest Distributabl
e
Amount
thereof on Clas
s
A-1 Notes
thereof on Clas
s
A-2 Notes
thereof on Clas
s
A-3 Notes
thereof on Clas
s
A-4 Notes
23,461.23
0.00
0.00
0.00
23,461.23
0.00
0.00
0.00
0.00
0.00
23,461.23
0.00
0.00
0.00
23,461.23
Interest Carryover Shortfal
l
Amount
thereof on Clas
s
A-1
Notes
thereof on Clas
s
A-2
Notes
thereof on Clas
s
A-3
Notes
thereof on Clas
s
A-4
Notes
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
23,461.23
23,461.23
0.00
Interest Distributabl
e
Amount Clas
s
A
Notes
Priority Principal Distributabl
e
Amount
Regular Principal Distributabl
e
Amount
0.00
6,170,546.50
0.00
0.00
0.00
6,170,546.50
Aggregate Principal Distributabl
e
Amount
6,170,546.50
6,170,546.50
0.00

Mercedes-Benz Auto Receivables
T
rust 2020-1

Amounts in USD
Investor Report
Collection Period Ended
31-May-2024
Reserve Fund and Investment Earnings
Investment Earnings
Reserve Fund
Reserve Fun
d
Amount - Beginning Balance
Reserve Fund Deficiency
Reserve Fun
d
Amount - Ending Balance
5,442,229.41
0.00
5,442,229.41
Reserve Fund Require
d
Amount
plus/minus change to meet Reserve Fund Require
d
Amount
plus Net Investment Earnings for the Collection Period
minus Net Investment Earnings
minus Reserve Fund Dra
w
Amount
Investment Earnings for the Collection Period
Net Investment Earnings on the Reserve Fund
Net Investment Earnings on the Collectio
n
Account
23,050.74
26,807.61
49,858.35
5,442,229.41
0.00
23,050.74
23,050.74
0.00
Notice to Investors

Mercedes-Benz Auto Receivables
T
rust 2020-1

Amounts in USD
Investor Report
Collection Period Ended
31-May-2024
Pool Statistics
Pool Data
4.09%
14.73
55.62
Cutoff Date Pool Balance
Amount
1,124,777,926.44
Pool Balance beginning of Collection Period
65,195,007.36
Principal Collections
Principal Collections attributable to Full Pay-offs
Principal Purchas
e
Amounts
Principal Gross Losses
Pool Balance end of Collection Period
W
eighte
d
A
verag
e
APR
58,845,417.86
7,344
7,706
W
eighte
d
A
verage Number of Remaining Payments
W
eighte
d
A
verage Seasoning (months)
As of Cutoff Date
Current
Number of Receivables
35,214
5,016,914.55
1,217,032.19
26,714.23
88,928.53
Pool Factor
5.23%
3.82%
52.53
11.02

Mercedes-Benz Auto Receivables
T
rust 2020-1

Amounts in USD
Investor Report
Collection Period Ended
31-May-2024
Delinquency Profile
(1) A receivable is not considered delinquent if the amount past due is less than
10% of the payment due under such receivable
7,344
31-60
Days
Delinquent
61-90
Days
Delinquent
91-120 Days Delinquent
T
otal
Current
98.99%
0.66%
0.34%
0.01%
100.00%
58,252,355.82
388,318.85
199,136.52
5,606.67
58,845,417.86
7,294
35
14
1
Delinquency Profile
(1)
Amount
Number of Receivables
Percentage
Delinquency
T
rigger
3.550%
60+ Delinquency Loans to EO
P
Aggregate Securitization
V
alue
0.348%
Delinquency Trigger occurred
No
Loss Statistics
A
verage Net Loss / (Gain)
5,199.79
Cumulative Principal Net Loss / (Gain) as % of Cutoff Date Pool Balance
Four Mont
h
A
verage
(0.131%)
Current Collection Period
Prior Collection Period
Second Prior Collection Period
Third Prior Collection Period
Principal Net Loss / (Gain) as % of
A
verage Pool Balance (annualized):
2,438,703.79
13,363.35
Principal Net Loss / (Gain)
Principal Net Liquidation Proceeds
Principal Recoveries
Principal Gross Losses
10
469
Losses
(1)
Amount
88,928.53
46,064.76
29,500.42
Number of Receivables
Number of Receivables
Amount
11,750,372.16
4,593,982.09
4,717,686.28
Current
Cumulative
0.217%
(1) Losses include accounts that have been charged off with a balance remaining of less than
$50.
These accounts are excluded in the Number of Receivables count as they are not considered a charge-off
on a defaulted loan
.
0.259%
(2.466%)
0.589%
1.094%